Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt
Long-term debt	$ 905,915	$ 959,633
Net of debt issuance costs	902,500
Less: current installments	315,261	383,146
Less: unamortized deferred loan issuance costs	1,442	2,020
Current portion of long-term debt	313,819	381,126
Amounts due after one year	590,654	576,487
Less: unamortized deferred loan issuance costs	1,964	2,513
Long-term debt, less current installments, and unamortized deferred loan issuance costs	588,690	573,974
$345 million loan facility
Long-Term Debt
Long-term debt	225,798	238,343
Debt instrument face amount	345,000	345,000
$240 million loan facility
Long-Term Debt
Long-term debt	133,585	151,321
Debt instrument face amount	240,000	240,000
$60 Million Hilda Loan Facility
Long-Term Debt
Long-term debt	45,000	48,750
Debt instrument face amount	60,000	60,000
$69 million Tuva loan facility
Long-Term Debt
Long-term debt	59,980	62,568
Debt instrument face amount	69,000	69,000
$73 million Live loan facility
Long-Term Debt
Long-term debt	67,170	69,658
Debt instrument face amount	73,000	73,000
$71 million Synnve loan facility
Long-Term Debt
Long-term debt	68,707	71,076
Debt instrument face amount	71,000	71,000
$70 million Daqing loan facility
Long-Term Debt
Long-term debt	65,781	68,130
Debt instrument face amount	70,000	70,000
$25 million revolving credit facility with NTT
Long-Term Debt
Long-term debt	2,000	2,000
Debt instrument face amount	25,000	25,000
$25 million revolving credit facility with Shinsei
Long-Term Debt
Debt instrument face amount	25,000	25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	65,130	68,010
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	77,435	81,921
Tove Sale & Leaseback
Long-Term Debt
Long-term debt	$ 95,329	$ 97,856